Accounts Payable and Accrued Expenses	6 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 14 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The following is a summary of accounts payable and accrued expenses as of December 31, 2022 and June 30, 2022:

	December 31, 2022	June 30, 2022
Payable to suppliers	$4,539,730	$3,486,600
Salary and welfare payables	2,317,972	412,444
Accrued expenses and other current liabilities	2,412,824	699,032
Total	9,270,526	4,598,076